COST OF SALES	12 Months Ended
Dec. 31, 2022
COST OF SALES [Abstract]
COST OF SALES
15.	COST OF SALES

For the year ended December 31, 2022, 2021 and 2020 cost of sales consists of the following:

	2022 $	2021 $	2020 $
Amortization of vehicles	184,070	346,532	388,859
Driver expenses	-	9,808	121,352
Fuel	157,542	112,091	396,343
Short term vehicle rentals	1,272,307	110,265	58,042
Salaries and wages	7,624,566	5,674,740	4,983,299
	9,238,485	6,253,436	5,947,895